Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Hospira Acquisition (Details) - USD ($)
$ / shares in Units, $ in Millions
			12 Months Ended
		Sep. 03, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]		$ 16,466		$ 195		$ 15
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	[2]		48,242		42,069
Uncertain tax positions			5,919	[3]	6,182	[3]	6,087	[3]	$ 6,315
Tax impact from tax matters to be resolved in a different manner following acquisition			646		783
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)	[4]		6,960		9,135		$ 22,003
Developed Technology Rights [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired intangible assets, useful life		17 years
Acquire intangible assets		$ 7,700
Other Intangible Assets [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired intangible assets, useful life		12 years
Acquire intangible assets		$ 550
Hospira [Member]
Business Acquisition [Line Items]
Business acquisition, per share in cash		$ 90
Payments to acquire businesses, cash portion		$ 16,087
Cash payments for acquisition, net of cash acquired		15,700
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Working capital, excluding inventories	[5]	274
Inventories		1,924
Property, plant and equipment		2,410
Other noncurrent assets		408
Long-term debt		(1,928)
Benefit obligations		(117)
Net income tax accounts	[6]	(3,394)
Other noncurrent liabilities		(39)
Total identifiable net assets		8,803
Goodwill		7,284
Net assets acquired/total consideration transferred		16,087
Current deferred tax assets and other		79
Noncurrent deferred tax assets and other noncurrent tax assets		25
Income taxes payable		5
Noncurrent deferred tax liabilities		3,400
Other taxes payable		114
Accrued interest		5
Acquired receivables, gross contractual amount		570
Acquired receivables, not expected to be collected		7
Uncertain tax positions		112
Additional tax liability adjustments		3,300
Tax impact from tax matters to be resolved in a different manner following acquisition		744
Business Acquisition, Pro Forma Information [Abstract]
Revenues			1,513
Net loss attributable to Pfizer Inc. common shareholders	[7]		(575)
Revenues			52,082		54,069
Net income attributable to Pfizer Inc. common shareholders			$ 7,647		$ 8,194
Diluted earnings per share attributable to Pfizer Inc. common shareholders (in dollars per share)			$ 1.22		$ 1.28
Additional amortization expense			$ 343		$ 496
Additional depreciation expense			54		104
Adjustment to interest expense			(18)		(42)
Hospira [Member] | Developed Technology Rights and Other Intangible Assets [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Identifiable intangible assets	[8]	8,270
Hospira [Member] | In Process Research and Development [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Identifiable intangible assets		$ 995
Fair Value Adjustment to Inventory [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)			378		576
Amortization Expense Adjustment to Intangible Assets [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)			161
Depreciation Expense Adjustment to Fixed Assets [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)			34
Amortization Expense Adjustment to Long-term Debt [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)			(13)
Restructuring and Integration Costs [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)			556
Acquisition-related Costs [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)			877		877
Eliminations [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Elimination of intangible asset amortization expense			33		$ 77
Eliminations [Member] | Fair Value Adjustment to Inventory [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)			$ (340)

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	In 2015, included in Income taxes payable ($38 million), Current tax assets ($22 million), Noncurrent deferred tax assets and other noncurrent tax assets ($135 million), Noncurrent deferred tax liabilities ($2.7 billion) and Other taxes payable ($3.0 billion). In 2014, included in Income taxes payable ($13 million), Current tax assets ($27 million), Noncurrent deferred tax assets and other noncurrent tax assets ($196 million), Noncurrent deferred tax liabilities ($2.4 billion) and Other taxes payable ($3.5 billion).
[4]	Amounts may not add due to rounding.
[5]	Includes cash and cash equivalents, short-term investments, accounts receivable, other current assets, assets held for sale, accounts payable and other current liabilities.
[6]	As of the acquisition date, included in Current tax assets ($79 million), Noncurrent deferred tax assets and other noncurrent tax assets ($25 million), Income taxes payable ($5 million), Noncurrent deferred tax liabilities ($3.4 billion) and Other taxes payable ($114 million, including accrued interest of $5 million).
[7]	Includes purchase accounting charges related to (i) the preliminary fair value adjustment for acquisition-date inventory estimated to have been sold ($378 million pre-tax); (ii) amortization expense related to the preliminary fair value of identifiable intangible assets acquired from Hospira ($161 million pre-tax); (iii) depreciation expense related to the preliminary fair value adjustment of fixed assets acquired from Hospira ($34 million pre-tax ); and (iv) amortization expense related to the fair value adjustment of long-term debt acquired from Hospira ($13 million income pre-tax), as well as restructuring and integration costs ($556 million pre-tax).
[8]	Comprised of finite-lived developed technology rights with a weighted-average life of approximately 17 years ($7.7 billion) and other finite-lived identifiable intangible assets with a weighted-average life of approximately 12 years ($550 million).